Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Oct. 31, 2025	Apr. 30, 2016	Jul. 31, 2016	Oct. 31, 2016	Jan. 31, 2017	Apr. 30, 2017	Jul. 31, 2017	Oct. 31, 2017	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000126338
Account Value [Line Items]
Line Graph and Table Measure Name			Monongahela All Cap Value Fund
Accumulated Value	$ 10,000	$ 9,465		$ 10,412	$ 11,004	$ 11,113	$ 12,332	$ 12,825	$ 13,141	$ 13,745	$ 14,991	$ 14,025	$ 14,940	$ 14,066	$ 14,665	$ 15,389	$ 15,356	$ 15,893	$ 16,374	$ 14,271	$ 15,922	$ 16,352	$ 19,844	$ 22,397	$ 22,775	$ 22,546	$ 22,912	$ 22,010	$ 22,060	$ 21,097	$ 22,713	$ 22,028	$ 23,411	$ 21,110	$ 24,036	$ 25,665	$ 27,428	$ 27,722	$ 29,136	$ 25,638	$ 29,038	$ 30,119
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,382		10,043	10,628	10,451	11,262	11,843	12,333	12,921	14,236	13,414	14,336	13,870	13,906	15,224	15,481	15,857	16,922	15,356	17,332	17,397	19,841	22,416	23,649	24,862	24,462	22,464	22,552	21,230	22,452	23,063	25,487	23,383	27,126	28,289	31,132	32,272	34,281	31,711	36,216	39,196
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000	$ 9,088		$ 10,118	$ 10,892	$ 10,881	$ 12,743	$ 12,868	$ 12,985	$ 13,581	$ 14,011	$ 13,709	$ 14,852	$ 13,500	$ 13,379	$ 14,009	$ 13,706	$ 13,935	$ 13,964	$ 10,668	$ 11,525	$ 11,995	$ 16,257	$ 19,093	$ 18,867	$ 19,708	$ 18,656	$ 17,835	$ 17,968	$ 17,594	$ 18,558	$ 16,411	$ 18,676	$ 15,847	$ 18,541	$ 18,713	$ 21,605	$ 20,881	$ 21,419	$ 18,585	$ 20,683	$ 22,943